BORROWINGS Borrowings - - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 01, 2018
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 40,000
Short-term Debt	937,814	$ 1,287,156	$ 296,203
Subordinated debt, original issue	$ 120,000
Subordinated Borrowing, Interest Rate	5.13%
Convertible Subordinated Debt	$ 150,000
Debt Instrument, Basis Spread on Variable Rate	5.09%
Subordinated Debt	$ 314,163	$ 313,705
Debt, Weighted Average Interest Rate	5.60%	5.48%
Notes Payable, Noncurrent	$ 29,179	$ 32,492
Other Notes payable interest rate	4.40%	4.44%
Book value of FHLB collateral	$ 6,200,000
Carrying Value of Securities Sold under Repurchase Agreements and Deposits Received for Securities Loaned	$ 0	$ 0
Long-term Debt [Member]
Debt Instrument [Line Items]
Subordinated Borrowing, Interest Rate	5.25%
Short-term Debt
Debt Instrument [Line Items]
Short-term Debt	$ 137,814	157,156	$ 20,000
Line of Credit [Member]
Debt Instrument [Line Items]
Short-term Debt	0	0
Subordinated Debt [Member]
Debt Instrument [Line Items]
Subordinated Debt	$ 44,200	$ 43,700		$ 49,500
Debt Instrument Maturity Period	30 years
DebtInstrumentMinimumCallablePeriod	5 years